                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21186

                        Williams Capital Management Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                650 Fifth Avenue
                            New York, New York 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               BISYS Fund Services
                                3435 Stelzer Road
                               Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (614) 470-8000

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                   ----------

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND

                                   ----------

                A SERIES OF THE WILLIAMS CAPITAL MANAGEMENT TRUST

                                OCTOBER 31, 2005

                                  ANNUAL REPORT

                              INSTITUTIONAL SHARES

              INVESTMENT ADVISER: WILLIAMS CAPITAL MANAGEMENT, LLC

TABLE OF CONTENTS

PRESIDENT'S LETTER ........................................................    1
SECTOR/INDUSTRY ALLOCATION ................................................    3
DISCLOSURE OF FUND EXPENSES ...............................................    4
PORTFOLIO OF INVESTMENTS ..................................................    6
STATEMENT OF ASSETS AND LIABILITIES .......................................   10
STATEMENT OF OPERATIONS ...................................................   11
STATEMENTS OF CHANGES IN NET ASSETS .......................................   12
FINANCIAL HIGHLIGHTS ......................................................   13
NOTES TO FINANCIAL STATEMENTS .............................................   14
QUARTERLY PORTFOLIO SCHEDULE ..............................................   18
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   19
TRUSTEES AND OFFICERS .....................................................   20

A description of the policies and procedures that the Williams Capital Liquid Assets Fund (the "Fund") uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended is available without charge, upon request, by calling 1-866-WCM-FUND or on the Securities and Exchange Commission's website at http://www.sec.gov.

Portfolio of Investments are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus. An investor should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund's prospectus. To obtain a prospectus, please call 1-866-WCM-FUND. Please read the prospectus carefully before investing.

The Fund is distributed by ALPS Distributors, Inc.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Williams Capital Management, LLC, any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Fund involves investment risk, including possible loss of principal.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PRESIDENT'S LETTER

Dear Shareholder:

On behalf of the Williams Capital Liquid Assets Fund (the "Fund"), thank you for your investment during our Fiscal Year ending October 31, 2005. With your help, the Fund grew 23% during the fiscal year period to assets of $531 million. Enclosed please find the Fund's Annual Report. We greatly appreciate the opportunity to work with you and invite you to call us with any questions on our toll-free number, 866-WCM-FUND.

The Fund's sector allocation for the period was marked by the following themes:

     - Floating rate securities provided the Fund portfolio with a hedge against rising rates.

     - Asset-backed commercial paper often provided higher yields versus corporate commercial paper of comparable quality and liquidity characteristics.

     - Municipal securities often offered better yields in comparison to similarly-rated taxable money market instruments. In addition, municipal securities improved portfolio diversification.

The year began on the heels of another 25 basis point interest rate hike on September 21, 2004. At the time, we anticipated that the Fed would raise rates to at least 3.00% in 2005. However, the Fed actually raised its target Fed Funds rate 8 times from 1.75% on October 1, 2004 to 3.75% on October 31, 2005 by 25 basis points increments.

In addition to continuous rate hikes, the period was also marked by high energy costs which leveled off towards year-end. Also, the economy faced a potential negative impact in August 2005 when Hurricane Katrina hit the Gulf. By October, 2005, however, it was evident that the US economy overcame the high energy costs and the expected negative growth from the impact of Hurricane Katrina. The October 28th release of Q3 2005 annualized GDP growth rate of 3.8% exceeded market the expectation of 3.6%.

Throughout the fiscal year period, core inflation at the production and consumer level was in check. On October 24, 2005, Mr. Ben Beranke was nominated to succeed Mr. Alan Greenspan as Chairman of the Federal Reserve. Based on earlier speeches, Mr. Bernanke appears to be on the hawkish side in terms of battling inflation and is in favor of setting inflation targets.

What does 2006 hold? We now believe that the Fed will raise rates to 4.50-4.75% in 2006 unless economic data trends towards slower growth. We will continue to take advantage of market opportunities to add increment yield from the Asset-backed commercial paper and municipal securities sectors.

We look forward to another rewarding year, growing with you, and continuing to provide competitive yields and service.

Regards,


/s/ Dail St. Claire
---------------------------
Dail St. Claire
President

WILLIAMS CAPITAL LIQUID ASSETS FUND
SECTOR/INDUSTRY ALLOCATION

OCTOBER 31, 2005

The following table represents the sector/industry allocation of the Fund as of October 31, 2005. Percentages are based on net assets.

                                                                   PERCENTAGE OF
SECURITY ALLOCATION                                                  NET ASSETS
-------------------                                                -------------
Corporate Bonds & Notes.........................................        29.1%
Asset Backed Commercial Paper...................................        24.0%
Municipal Securities............................................        19.0%
Master Notes & Promissory Notes.................................        12.6%
Other Commercial Paper..........................................         5.3%
Investment Company Securities...................................         5.2%
U.S. Government Agency Obligations..............................         3.6%
Deposit Notes...................................................         2.5%
Total...........................................................       101.3%

WILLIAMS CAPITAL LIQUID ASSETS FUND
DISCLOSURE OF FUND EXPENSES

OCTOBER 31, 2005

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WILLIAMS CAPITAL LIQUID ASSETS FUND
DISCLOSURE OF FUND EXPENSES

OCTOBER 31, 2005 (CONTINUED)

                 BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
               ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD**
                  5/1/05          10/31/05     5/1/05 - 10/31/05   5/1/05 - 10/31/05
               -------------   -------------   -----------------   -----------------
Actual           $1,000.00       $1,016.30          $1.02                 0.20%
Hypothetical     $1,000.00       $1,024.20          $1.02                 0.20%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 2005

                                                                                RATING
PRINCIPAL                                                                    (UNAUDITED)
  AMOUNT                                                                     MOODY'S/S&P       VALUE
---------                                                                    -----------   ------------
ASSET BACKED COMMERCIAL PAPER (24.0%):
   $ 8,000,000 Apreco Llc, 3.820%, 11/09/05 ++, +++ ......................     P-1/A-1+    $  7,993,244
     5,115,000 Arth Capital Corp., 3.775%, 11/09/05 ++, +++ ..............     P-1/A-1+       5,110,749
    10,000,000 Arth Capital Corp., 4.056%, 12/19/05 ++, +++ ..............     P-1/A-1+       9,946,200
     5,000,000 Arth Capital Corp., 4.183%, 01/04/06 ++, +++ ..............     P-1/A-1+       4,963,111
     5,104,000 Atlantis One Funding, Corp., 3.990%, 02/23/06 ++, +++ .....     P-1/A-1+       5,040,804
     1,160,000 Cedar Springs, 4.191%, 01/04/06 ++, +++ ...................     P-1/A-1        1,151,421
     2,022,000 Cedar Springs, 4.219%, 01/18/06 ++, +++ ...................     P-1/A-1        2,003,687
    10,000,000 Cedar Springs, 4.200%, 01/19/06 ++, +++ ...................     P-1/A-1        9,908,711
     3,033,000 Cedar Springs, 4.244%, 01/27/06 ++, +++ ...................     P-1/A-1        3,002,215
    23,000,000 Galleon Capital, 4.020%, 11/01/05 ++, +++ .................     P-1/A-1       23,000,001
     8,000,000 Klio Funding Corp., 3.775%, 12/08/05 ++, +++ ..............     P-1/A-1+       7,969,249
    18,578,000 Old Line Funding, 4.020%, 11/01/05 ++, +++ ................     P-1/A-1+      18,578,001
     1,269,000 Sheffield, 4.008%, 11/14/05 ++, +++ .......................     P-1/A-1+       1,267,167
     5,000,000 Sigma Finance, Inc., 3.608%, 12/05/05 ++, +++ .............     P-1/A-1+       4,983,236
     3,150,000 Sydney Capital, Inc., 3.771%, 11/28/05 ++, +++ ............     P-1/A-1+       3,141,164
     3,000,000 Sydney Capital, Inc., 3.796%, 12/01/05 ++, +++ ............     P-1/A-1+       2,990,600
     5,000,000 Thames Asset Global Securities, 4.032%, 11/21/05 ++, +++ ..     P-1/A-1        4,988,833
     3,575,000 Thames Asset Global Securities, 4.013%, 11/23/05 ++, +++ ..     P-1/A-1        3,566,261
     8,000,000 White Pine, 3.908%, 12/23/05 +++ ..........................     P-1/A-1+       7,955,280
                                                                                           ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (Cost $127,559,934)                                                                      127,559,934
                                                                                           ------------
CORPORATE BONDS & NOTES (29.1%):
               BANKING & FINANCIAL SERVICES (8.7%):
     8,500,000 Bank One Corp., 6.500%, 02/01/06 ..........................     Aa3/A+         8,561,390
     9,581,000 Citigroup, Inc., 6.750%, 12/01/05 .........................     Aa1/AA-        9,610,344
     3,000,000 Citigroup, Inc., 5.750%, 05/10/06 .........................     Aa1/AA-        3,029,961
     5,000,000 Citigroup, Inc., 4.160%, 06/06/06 + .......................     Aa1/AA-        5,006,175
     6,950,000 Citigroup, Inc., 4.010%, 08/31/06 + .......................     Aa1/AA-        6,958,762
     3,184,000 Credit Suisse First Boston, Inc., 5.875%, 08/01/06 ........     Aa3/AA-        3,220,350
     7,000,000 Societe Generale NY, 3.881%, 06/13/06 + ...................     Aa3/AA-        6,999,024
     2,500,000 Wells Fargo & Co., 3.820%, 07/03/06 + .....................     Aa1/AA-        2,500,000
                                                                                           ------------
                                                                                             45,886,006
                                                                                           ------------
               DIVERSIFIED FINANCIAL SERVICES (4.6%):
     1,500,000 American Express Credit Corp., 3.960%, 04/05/06 + .........     Aa3/A+         1,500,634
     1,500,000 Merrill Lynch & Co., Inc., 6.150%, 1/26/06 ................     Aa3/AA-        1,508,299
     1,500,000 Merrill Lynch & Co., Inc., 4.140%, 02/10/06 + .............     Aa3/A+         1,500,818
     5,000,000 Merrill Lynch & Co., Inc., 4.140%, 05/11/06 + .............     Aa3/A+         5,004,811
     1,500,000 Merrill Lynch & Co., Inc., 6.130%, 5/16/06 ................     Aa3/AA-        1,518,499
     1,450,000 Morgan Stanley, 6.100%, 04/15/06 ..........................     Aa3/A+         1,460,105
     8,000,000 Morgan Stanley, 3.850%, 09/01/06 + ........................     Aa3/A+         8,000,001
     4,000,000 Morgan Stanley, 4.050%, 09/15/06 + ........................     Aa3/A+         4,000,000
                                                                                           ------------
                                                                                             24,493,167
                                                                                           ------------

                                              See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 2005 (CONTINUED)

                                                                               RATING
PRINCIPAL                                                                    (UNAUDITED)
  AMOUNT                                                                     MOODY'S/S&P      VALUE
---------                                                                    -----------   -----------
               FINANCE - OTHER SERVICES (5.1%):
   $ 8,249,000 Cit Group, Inc., 4.125%, 02/21/06 .........................    A2/A           8,254,234
     5,000,000 Cit Group, Inc., 3.790%, 05/12/06 + .......................    A2/A           4,999,921
     3,600,000 General Electric Capital Corp., 4.040%, 09/08/06 + ........    Aaa/AAA        3,604,581
     2,500,000 Household Finance Corp., 6.700%, 11/13/05 .................    A-1/A          2,502,107
     3,000,000 Nationwide Building Society, 4.073%, 12/28/05 + ...........    Aa3/A+         3,000,000
     5,000,000 Nationwide Building Society, 3.890%, 07/07/06 + ...........    Aa3/A+         5,000,000
                                                                                           -----------
                                                                                            27,360,843
                                                                                           -----------
               INDUSTRIAL (1.5%):
     5,000,000 Caterpillar Financial Services Corp., 2.500%, 10/03/06 ....    A2/A           4,919,932
     3,200,000 Emerson Electric Co., 6.300%, 11/1/05 .....................    A2/A           3,200,000
                                                                                           -----------
                                                                                             8,119,932
                                                                                           -----------
               INSURANCE (3.6%):
     5,000,000 AIG Sunamerica Global Financial, 5.850%, 02/01/06 ++ ......    Aa2/AA+        5,022,095
     2,000,000 ASIF Global Financing, 2.650%, 1/17/06 ....................    Aa2/AA+        1,998,207
     7,000,000 ASIF Global Financing, 3.991%, 05/30/06 + .................    Aa2/AA+        7,006,717
     5,000,000 Hartford Life Global Fund, 3.950%, 08/15/06 + .............    Aa3/AA-        5,000,000
                                                                                           -----------
                                                                                            19,027,019
                                                                                           -----------
               PHARMACEUTICALS (3.7%):
     7,015,000 Merck & Co., Inc., 4.030%, 11/01/05 +++ ...................    Aa3/AA-        7,015,000
    12,750,000 Merck & Co., Inc., 4.726%, 2/22/06 ........................    Aa3/AA-       12,785,577
                                                                                           -----------
                                                                                            19,800,577
                                                                                           -----------
               STRUCTURED NOTES (1.9%):
    10,000,000 RACERS, 3.861%, 08/21/06 +, ++, * .........................    P-1/A-1       10,000,000
                                                                                           -----------
TOTAL CORPORATE BONDS & NOTES (COST $154,687,544) ........................                 154,687,544
                                                                                           -----------

MASTER NOTES & PROMISSORY NOTES (12.6%):

    24,000,000 Bank of America Securities, 4.140%, 12/31/05 + ............    P-1/A-1       24,000,000
    24,000,000 Bear Stearns Co., Inc., 4.130%, 12/31/50 + ................    P-1/A-1       24,000,000
    10,000,000 Goldman Sachs Group, Inc., 4.180%, 12/02/05 +, * ..........    P-1/A-1       10,000,000
     9,000,000 Goldman Sachs Group, Inc., 4.040%, 07/05/06 +, ++, * ......    P-1/A-1        9,000,000
                                                                                           -----------
TOTAL MASTER NOTES & PROMISSORY NOTES (COST $67,000,000) .................                  67,000,000
                                                                                           -----------
MUNICIPAL SECURITIES (19.0%):
               TAXABLE MUNICIPAL BONDS AND NOTES (14.0%):
     1,715,000 Baptist Health System of South Florida, Series A
               (MBIA Insured), SPA, 4.000%, 05/15/17 + ...................    VMIG1/A-1+     1,715,000
     4,385,000 Connecticut State Housing Finance Authority,
               (AMBAC Insured), 3.980%, 11/15/16 + .......................    VMIG1/A-1+     4,385,000
       325,000 Connecticut State Housing Finance Authority,
               (AMBAC Insured), 3.980%, 05/15/32 + .......................    VMIG1/A-1+       325,000
     4,800,000 Florida Housing Finance Coporation Revenue,
               (MBIA Insured), SPA, 4.000%, 01/01/44 + ...................    VMIG1/A-1+     4,800,000
     5,700,000 Florida Housing Finance Corp., 4.000%, 01/01/34 + .........    VMIG1/A-1+     5,700,000

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 2005 (CONTINUED)

                                                                                RATING
PRINCIPAL                                                                    (UNAUDITED)
  AMOUNT                                                                     MOODY'S/S&P      VALUE
---------                                                                    -----------   -----------
  $  6,000,000 Florida Housing Finance Corp., Revenue, 4.000%,
               01/01/45 + ................................................    VMIG1/A-1+     6,000,000
     1,580,000 Langhorne Manor Boro, Pennsylvania Highered & Health
               Authority Retirement, 3.980%, 10/01/09 + ..................    AA/Aa3         1,580,000
     3,100,000 Los Angeles California Water & Power Revenue, Subseries
               B-4, SPA, 3.980%, 07/01/34 + ..............................    VMIG1/A-1+     3,100,000
     1,000,000 Michigan State University Revenues, Series C, SPA,
               4.000%, 02/15/33 + ........................................    VMIG1/A-1+     1,000,000
    11,000,000 New York, New York, Subseries A-9 (FGIC Insured), GO,
               SPA, 4.000%, 11/01/23 + ...................................    VMIG1/A-1+    11,000,000
       275,000 North Carolina Housing Finance Agency, Series D,
               SPA, 4.000%, 07/01/24 + ...................................    VMIG1/A-1        275,000
     7,500,000 North Texas Higher Education Authority, Series B,
               (AMBAC Insured), SPA, 4.000%, 12/01/44 + ..................    VMIG1/A-1+     7,500,000
       205,000 Philadelphia Pennsylvania Authority for Industrial
               Development Special Facilities Revenue, Series B,
               (AMBAC Insured), SPA, 4.000%, 07/01/10 + ..................    VMIG1/A-1+       205,000
    11,100,000 Portland, Maine, SPA, 4.000%, 06/01/26 + ..................    VMIG1/A-1+    11,100,000
     2,925,000 Texas State, Series B, GO, SPA, 3.980%, 12/01/09 + ........    VMIG1/A-1+     2,925,000
       700,000 Texas State, GO, SPA, 3.980%, 06/01/21 + ..................    VMIG1/A-1+       700,000
     2,000,000 Texas State, Series A-2, GO, 3.980%, 12/01/29 + ...........    VMIG1/A-1+     2,000,000
     3,700,000 Texas State, Series A-2, GO, SPA, 3.950%, 12/01/33 + ......    VMIG1/A-1+     3,700,000
     1,800,000 Texas State Department of Housing & Community Affairs
               Single Family Revenue, Series A, (FSA Insured), SPA,
               4.000%, 09/01/36 + ........................................    VMIG1/A-1+     1,800,000
     4,000,000 Utah State Board of Regents, Series X, (AMBAC Insured),
               SPA, 4.000%, 11/01/44 + ...................................    VMIG1/A-1+     4,000,000
     1,275,000 Wisconsin Housing & Economic Development Authority
               Home Ownership Revenue, Series B, SPA, 3.950%,
               09/01/35 + ................................................    VMIG1/A-1+     1,275,000
                                                                                           -----------
                                                                                            75,085,000
                                                                                           -----------
               TAXABLE MUNICIPAL COMMERCIAL PAPER (5.0%):
     7,485,000 De Kalb County Georgia Development Authority,
               3.980%, 12/5/05 ...........................................    VMIG1/A-1      7,485,000
    10,000,000 Harvard University, 4.030%, 11/01/05 +++ ..................    P-1/A-1+      10,000,000
     8,200,000 Lower Colorado River Authority, 4.080%, 01/03/06 ..........    P-1/A-1        8,200,000
                                                                                           -----------
                                                                                            25,685,000
                                                                                           -----------
TOTAL MUNICIPAL SECURITIES (COST $100,770,000) ...........................                 100,770,000
                                                                                           -----------
OTHER COMMERCIAL PAPER (5.3%):
               BANKING (4.4%):
    23,000,000 UBS Finance, Inc., 4.000%, 11/01/05 +++ ...................    Aa            23,000,000
                                                                                           -----------
               DIVERSIFIED FINANCIAL SERVICES (0.9%):
     5,000,000 Morgan Stanley, 3.980%, 01/06/06 + ........................    Aa3/A+         5,000,000
                                                                                           -----------
TOTAL OTHER COMMERCIAL PAPER (COST $28,000,000) ..........................                  28,000,000
                                                                                           -----------

                                              See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 2005 (CONTINUED)

                                                                                RATING
PRINCIPAL                                                                    (UNAUDITED)
  AMOUNT                                                                     MOODY'S/S&P      VALUE
---------                                                                    -----------   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.6%):
               FEDERAL FARM CREDIT BANK (0.2%):
   $ 1,250,000 3.774%, 10/04/06 + ........................................   Aaa/AAA          1,249,425
                                                                                           ------------
               FEDERAL HOME LOAN BANK (0.8%):
     4,000,000 3.000%, 01/18/06 ..........................................   Aaa/AAA          4,000,000
                                                                                           ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.6%):
     2,000,000 3.968%, 12/29/05 + ........................................   Aaa/AAA          1,999,813
     5,000,000 3.617%, 02/06/06 + ........................................   Aaa/AAA          4,998,828
     7,000,000 4.000%, 08/08/06 ..........................................   Aaa/AAA          7,000,000
                                                                                           ------------
                                                                                             13,998,641
                                                                                           ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $19,248,066) ..............                   19,248,066
YANKEE CERTIFICATES OF DEPOSIT (2.5%):
     3,500,000 Barclays Bank PLC, 2.800%, 11/18/05 .......................   Aa1/AA           3,500,000
     5,000,000 Canadian Imperial Bank Commerce NY, 4.064%,
               09/15/06 + ................................................   Aa3/A+           5,003,256
     5,000,000 Dexia Bank, 3.790%, 06/02/06 + ............................   Aa2/AA           4,999,253
                                                                                           ------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (COST $13,502,509) ..................                   13,502,509
                                                                                           ------------
INVESTMENT COMPANY SECURITIES (5.2%):
        31,232 Bank of New York Cash Sweep + .............................                       31,232
    13,670,000 Morgan Stanley Institutional Prime Liquidity Fund + .......                   13,670,000
    14,170,000 Reserve Primary Fund + ....................................                   14,170,000
                                                                                           ------------
TOTAL INVESTMENT COMPANY SECURITIES (COST $27,871,232) ...................                   27,871,232
                                                                                           ------------
TOTAL INVESTMENTS (COST $538,639,285) (A) ................................       101.3%     538,639,285
LIABILITIES IN EXCESS OF OTHER ASSETS ....................................        (1.3%)     (7,107,202)
                                                                                 -----     ------------
NET ASSETS ...............................................................       100.0%    $531,532,083
                                                                                 =====     ============

----------
Percentages indicated are based on net assets of $531,532,083.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

+ Variable rate security. The rate presented is the rate in effect at October 31, 2005. The date presented reflects the next rate change date.

++ Security exempt from registration under Rule 144A or Section 4 (2) under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser using procedures approved by the Board of Trustees has deemed those securities denoted under Rule 144A to be illiquid.

+++  The rate presented is the effective yield at purchase

*    Illiquid security

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2005

ASSETS:
Investments, at amortized cost .....................................   $538,639,285
Interest and dividends receivable ..................................      2,651,385
Prepaid expenses and other assets ..................................          5,887
                                                                       ------------
   Total Assets ....................................................    541,296,557
                                                                       ------------
LIABILITIES:
Dividends payable ..................................................      1,549,984
Payable for investments purchased ..................................      8,044,456
Accrued expenses and other payables:
   Investment advisory fees ........................................         31,663
   Administration fees .............................................         10,938
   Custody fees ....................................................         30,812
   Fund accounting fees ............................................          8,902
   Transfer agency fees ............................................          7,004
   Trustees' fees and expenses .....................................         12,000
   Other ...........................................................         68,715
                                                                       ------------
   Total Liabilities ...............................................      9,764,474
                                                                       ------------
NET ASSETS .........................................................   $531,532,083
                                                                       ============
NET ASSETS CONSIST OF:
Paid-in Capital ....................................................    531,541,504
Accumulated net investment income ..................................          9,238
Accumulated net realized losses on investment transactions .........        (18,659)
                                                                       ------------
Net Assets: ........................................................   $531,532,083
                                                                       ============
Net asset value, offering price and redemption price per share
   ($531,532,083/531,541,505 shares outstanding; unlimited shares
   authorized no par value.) .......................................   $       1.00
                                                                       ============

                                              See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME:
Interest ........................................................   $13,033,759
Dividends .......................................................       756,557
                                                                    -----------
   Total Investment Income ......................................    13,790,316
                                                                    -----------
EXPENSES:
Investment advisory fees ........................................       561,261
Administration fees .............................................       122,532
Fund accounting fees ............................................        58,296
Audit fees ......................................................        37,450
Custody fees ....................................................        99,818
Insurance fees ..................................................        38,363
Legal fees ......................................................        35,385
Shareholder reports .............................................        18,930
Transfer agent fees .............................................        30,802
Trustees' fees ..................................................        47,500
Other fees ......................................................        90,103
                                                                    -----------
   Total Expenses Before Fee Reductions .........................     1,140,440
Expenses voluntarily reduced by Investment Advisor ..............      (205,055)
                                                                    -----------
   Net Expenses .................................................       935,385
                                                                    -----------
NET INVESTMENT INCOME ...........................................    12,854,931
                                                                    -----------
NET REALIZED LOSS ON INVESTMENTS:
Realized loss on investments ....................................       (18,659)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $12,836,272
                                                                    ===========

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED     YEAR ENDED
                                                                OCTOBER 31,     OCTOBER 31,
                                                                    2005           2004
                                                               -------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income ......................................   $  12,854,931   $  3,035,545
Net realized gain/loss on investments ......................         (18,659)         1,815
                                                               -------------   ------------
Net increase in net assets resulting from operations .......      12,836,272      3,037,360
                                                               -------------   ------------
DIVIDENDS TO SHAREHOLDERS:
From net investment income .................................     (12,845,693)    (3,035,376)
From net realized gains ....................................              --         (1,815)
                                                               -------------   ------------
Change in net assets from dividends to shareholders ........     (12,845,693)    (3,037,191)
                                                               -------------   ------------
CAPITAL TRANSACTIONS(A):
Net proceeds from sale of shares ...........................     704,918,372    300,000,000
Net proceeds from dividends reinvested .....................       4,576,981        939,264
Cost of shares reacquired ..................................    (589,488,811)   (65,364,173)
                                                               -------------   ------------
Net increase in net assets from Fund share transactions ....     120,006,542    235,575,091
                                                               -------------   ------------
Net increase in net assets .................................     119,997,121    235,575,260
                                                               -------------   ------------
NET ASSETS:
Beginning of period ........................................     411,534,962    175,959,702
                                                               -------------   ------------
End of period ..............................................   $ 531,532,083   $411,534,962
                                                               =============   ============
Accumulated net investment income ..........................   $       9,238   $         --
                                                               -------------   ------------

----------
(a) Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

                                              See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
FINANCIAL HIGHLIGHTS

FOR A SHARES OUTSTANDING THROUGHOUT EACH PERIOD

                                                YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                   2005          2004        2003(A)
                                               -----------   -----------   -----------
Net asset value, beginning of period .......    $  1.000      $  1.000      $  1.000
                                                --------      --------      --------

INVESTMENT ACTIVITIES:
Net investment income ......................       0.027         0.011         0.008
Net realized gain on investments ...........       0.000(b)      0.000(b)      0.000(b)
                                                --------      --------      --------
Total from Investment Activities ...........       0.027         0.011         0.008
                                                --------      --------      --------

DISTRIBUTIONS:
From net investment income .................      (0.027)       (0.011)       (0.008)
From net realized gains on investments .....          --        (0.000)(b)    (0.000)(b)
                                                --------      --------      --------
Total dividends ............................      (0.027)       (0.011)       (0.008)
                                                --------      --------      --------
Net asset value, end of period .............    $  1.000      $  1.000      $  1.000
                                                ========      ========      ========
Total Return ...............................        2.73%         1.09%         0.81%(c)
                                                ========      ========      ========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......    $531,532      $411,535      $175,960
Ratio of expenses to average net assets ....        0.20%         0.20%         0.20%(d)
Ratio of net investment income to average
   net assets ..............................        2.75%         1.14%         1.01%(d)
Ratio of expenses to average net assets* ...        0.24%         0.31%         0.46%(d)

----------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period January 15, 2003 (commencement of operations) through October 31, 2003.

(b)  Amount represents less than $0.001 per share.

(c)  Not Annualized.

(d)  Annualized.

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2005

1.   ORGANIZATION

     The Williams Capital Management Trust was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Williams Capital Liquid Assets Fund (the "Fund"), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares:
Institutional Shares and Service Shares. The Service Shares have not yet commenced operations. Each class of shares in the Fund has identical rights and privileges except with respect to voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION:

     Securities of the Fund are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

     Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the exdividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS:

     Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2005 (CONTINUED)

shareholders are recorded on the exdividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

FEDERAL INCOME TAXES:

     The Fund's policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute taxable income sufficient to relieve the Fund from substantially all federal income and excise taxes. Therefore, no federal income tax provision is required.

RESTRICTED AND ILLIQUID SECURITIES:

     The Fund will not invest more than 10% of its net assets in Section 4(2) paper and illiquid securities unless Williams Capital Management, LLC (the "Adviser") determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any
Section 4(2) paper or illiquid securities held by the Fund in excess of this level is at all times liquid.

INDEMNIFICATION:

     Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

3.   INVESTMENT ADVISER AND OTHER RELATED PARTY TRANSACTIONS

     The Trust has entered into an investment advisory agreement with the Advisers. Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

     The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares of the Fund at 0.20%. For the period ended October 31, 2005, the Adviser waived fees of $205,055.

     Each Trustee of the Fund, who is not considered to be an "interested person" as that term is defined in the 1940 Act (an "Independent Trustee"), is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an "interested person" as defined in the 1940 Act receives no remuneration for his or her services as a Trustee. BISYS Fund Services Ohio, Inc. ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., serves as Administrator, Fund Accountant, and Transfer Agent to the Fund. For these services

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2005 (CONTINUED)

BISYS receives fees computed at an annual rate of the average daily net assets, subject to a minimum annual fee.

     Organization expenses incurred in connection with the organization, initial registration and offering of the Trust were borne by the Adviser.

ALPS Distributors, Inc., serves as distributor (the "Distributor") pursuant to the Distribution Agreement dated September 30, 2005. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.

4.   PRINCIPAL SHAREHOLDERS

     As of October 31, 2005, there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 14.11% of the Fund.

5.   RATINGS SERVICES

     Moody's Investor Services' money market fund ratings are opinions of the investment quality of shares in mutual funds, which principally invest in short-term fixed income obligations. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield. Money market funds rated AAA are judged to be of an investment quality similar to AAA-rated fixed income obligations, that is, they are judged to be of the best quality.

     Standard & Poor's ("S&P") money market fund is a safety rating, expressing S&P's opinion of the ability of a fund to maintain principal value and to limit exposure to loss. S&P's AAAm rating is the highest assigned to money market mutual funds. The rating is based on S&P's analysis of a fund's credit quality, liquidity, management, investment guidelines, strategies, and internal controls. The "m" denotes a money market fund and distinguishes the money market fund rating from S&P's traditional debt rating.

6.   ANNUAL CONSIDERATION FOR THE CONTINUATION OF THE INVESTMENT ADVISER
     AGREEMENT

     The continuance of the Advisory Agreement was last approved by the Board of Trustees, including a majority of the Independent Trustees, on December 20, 2004. In determining to approve the continuance of the Advisory Agreement, the Board requested, and received from the Adviser, information it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Trust with respect to its deliberations. In evaluating the fairness and reasonableness of the compensation to be paid to the Adviser under the Advisory Agreement, the Board considered the following factors: (i) the nature and quality of services to be rendered under the Advisory Agreement; (ii) the fees

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2005 (CONTINUED)

and expenses paid by comparable funds; (iii) the Fund's service needs and the services provided by the Adviser; (iv) the quality of the services expected to be provided; (v) the fees payable for the services, including an analysis of how those fees compare to those charged by advisers of other money market funds, according to data provided by Lipper Analysis Services, Inc.; (vi) the total expenses and performance of the Fund, including the Adviser's contractual agreement to cap the total annual operating expenses of the Fund; (vii) the capabilities and financial condition of the Adviser; and (viii) the residual benefits that the Adviser or any of its affiliates may receive from managing the Fund, such as brand-recognition.

     In particular, the Trustees noted that the performance of the Fund exceeded the average of its comparable funds. Also, the Trustees noted that the Adviser's fee was below the average and the median fee paid by comparable funds with a comparable asset level. It was also noted by the Trustees that the Fund's expense ratio, after fee waivers and reimbursements, was below the average and the median for comparable funds with a comparable asset level. In reviewing the Adviser's profitability with respect to the Fund, the Trustees noted that the Adviser currently was losing money from operating the Fund, but the amount of the loss was projected to decrease as Fund assets increased.

     In approving the Advisory Agreement, the Board, based on its review of the information requested and provided concluded that (i) the Adviser and its personnel were sufficiently experienced and qualified to provide investment advisory services for the Fund; and (ii) the Fund's expense ratios are reasonable compared to other funds with similar investment objectives. After considering these and other factors, the Trustees concluded that the approval of the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

7.   INCOME TAX INFORMATION

     On October 31, 2005, aggregate cost for federal income tax purposes was $538,639,285.

     The tax character of distributions paid to shareholders during the years ended October 31, 2005 and October 31, 2004 was as follows:

                         ORDINARY      LONG-TERM
                          INCOME     CAPITAL GAINS      TOTAL
                       -----------   -------------   -----------
October 31, 2005 ...   $11,619,607        $--        $11,619,607
October 31, 2004 ...     3,037,176         15          3,037,191

As of October 31, 2005, the Fund had no undistributed earnings and no differences between book earnings and tax earnings.

WILLIAMS CAPITAL LIQUID ASSETS FUND
QUARTERLY PORTFOLIO SCHEDULE

(UNAUDITED)

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund's Forms N-Q will be available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES
WILLIAMS CAPITAL MANAGEMENT TRUST AND
SHAREHOLDERS OF WILLIAMS CAPITAL LIQUID ASSETS FUND

We have audited the accompanying statement of assets and liabilities of Williams Capital Liquid Assets Fund, a series of Williams Capital Management Trust, including the schedule of investments, as of October 31, 2005, and the related statement of operations, the statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2004 and the financial highlights for each of the four years in the period ended October 31, 2004 have been audited by other auditors, whose report dated December 15, 2004 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Williams Capital Liquid Assets Fund as of October 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                        TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
DECEMBER 6, 2005

WILLIAMS CAPITAL LIQUID ASSETS FUND
TRUSTEES AND OFFICERS

OCTOBER 31, 2005

                                                                                                      NUMBER
                                              TERM OF                                                OF FUNDS
                                            OFFICE AND                                                IN FUND
                             POSITION(S)     LENGTH OF                                                COMPLEX
                              HELD WITH        TIME          PRINCIPAL OCCUPATION DURING PAST        OVERSEEN    OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE           FUND         SERVED                    FIVE YEARS                  BY TRUSTEE     HELD BY TRUSTEE
----------------------       -----------    ----------       --------------------------------       ----------   -------------------
INDEPENDENT TRUSTEES:

Brian J. Heidtke (64)       Trustee         Term:        President of The Heidtke Foundation             1       None
585 Sparrowbush Road                        Indefinite   (philanthropy) (1998 to present); Vice
Wyckoff, New Jersey 07481                   Elected:     President, Finance and Corporate
                                            December     Treasurer, Colgate Palmolive Company
                                            2002         (consumer products) (1986 to 2000).

Desmond G. FitzGerald       Trustee         Term:        Chairman, North American Properties             1       Chairman, U.S.
(61)                                        Indefinite   Group (real estate), (1987 to present).                 Guaranteed Finance
25 Carrington Drive                         Elected:                                                             Corp.; Advisory
Greenwich, CT 06831                         December                                                             Director, Bank of
                                            2002                                                                 New York; Director,
                                                                                                                 Hilliard Farber &
                                                                                                                 Co., Inc.; and
                                                                                                                 Director, Holland
                                                                                                                 Series Fund, Inc.

John E. Hull (57)           Trustee         Term:        Financial Vice President, Chief                 1       None
Andrew W. Mellon                            Indefinite   Investment Officer, Andrew W. Mellon
Foundation                                  Elected:     Foundation (non-profit foundation)
140 East 52nd Street                        December     (2002 to present); Deputy Comptroller,
New York, NY 10021                          2002         Office of State Comptroller State of New
                                                         York (1973 to 2002).

Marc P. Weill (48)          Trustee         Term:        Founder, WST Partners LLC (investment           1       Director, Acartha
c/o Williams Capital                        Indefinite   management) (2001 to present); Chief                    Group
Management, LLC                             Elected:     Executive Officer, Citigroup
650 Fifth Avenue                            June 2003    Investments, Inc. (financial services)
11th Floor                                               (1992-2000); and Chairman, Travelers
New York, New York                                       Asset Management International Company,
10019                                                    LLC, (financial services) (1991-1998).

INTERESTED TRUSTEES:

Christopher J. Williams     Trustee,        Term:        Chairman and Chief Executive Officer            1       Director, Harrahs
(48)                        Chairman of     Indefinite   of Williams Capital Management, LLC                     Entertainment,
Williams Capital            the Board of    Elected:     (2002 to present); Chairman and Chief                   Inc.; Director,
Management, LLC             Trustees, and   December     Executive Officer of The Williams                       Wal-Mart Stores,
650 Fifth Avenue 11th       Chairman and    2002         Capital Group, L.P. (one of the largest                 Inc.
Floor                       Treasurer of                 minority-owned investment banks in
New York, NY 10019          the Fund                     the U.S.) (1994 to present); and former
                                                         Senior Vice President, Lehman Brothers,
                                                         Inc. (from 1984 to 1992).

Dail St. Claire (45)        Trustee,        Term:        Managing Director of Williams Capital           1       None
Williams Capital            President and   Indefinite   Management, LLC (2002 to present);
Management, LLC             Secretary of    Elected:     First Vice President of Amalgamated
650 Fifth Avenue            the Fund        December     Bank (2000 to 2001); Principal and
11th Floor                                  2002         Portfolio Manager for Utendahl Capital
New York, NY 10019                                       Management, L.P. (1993 to 2000); and
                                                         Senior Investment Officer for the New
                                                         York City Comptroller's Office (1989
                                                         to 1993).

OFFICERS

Shayna J. Malnak (43)       Chief           Term:        Employee of Williams Capital                    1       None
Williams Capital            Compliance      Indefinite   Management, LLC (2002 to present)
Management, LLC             Officer         Elected:
650 Fifth Avenue                            March 2004
11th Floor
New York, NY 10019

Daniel J. Igo (35)          Assistant       Term:        Employee of BISYS Fund Services, Inc.           1       None
BISYS Fund Services, Inc.   Secretary       Indefinite   (5/04 to present); Manager of the Mutual
100 Summer Street,                          Elected:     Fund Regulation Group, State Street
Suite 1500                                  March 2005   Research and Management (2003 -
Boston, MA 02110                                         2004); Senior Legal Manager, Columbia
                                                         Management Group, Inc. (2002 - 2003);
                                                         Senior Client Service Manager, ClearSky
                                                         (2000 - 2002).

Alaina V. Metz (38)         Assistant       Term:        Employee of BISYS Fund Services, Inc.           1       None
BISYS Fund Services, Inc.   Secretary       Indefinite   (6/95 to present
3435 Stelzer Road                           Elected:
Columbus, OH 43219-                         December
30351                                       2004

INVESTMENT ADVISER
Williams Capital Management, LLC
650 Fifth Avenue, 11th floor
New York, NY 10019

FUND ADMINISTRATOR,
FUND ACCOUNTING AGENT
AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Rd.
Columbus, OH 43219

CUSTODIAN
The Bank of New York
2 Hanson Place, 7th Floor
New York, NY 11217

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

TRUST LEGAL COUNSEL
Sidley Austin Brown & Wood LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market St., Suite 2400
Philadelphia, PA 19103

ITEM 2. CODE OF ETHICS.

   (A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS AN EXHIBIT.

   (B) DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS BRIAN J. HEIDTKE, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                           CURRENT YEAR          PREVIOUS YEAR
                           ------------          -------------
Audit Fees                   $ 22,500              $ 53,000
Audit-Related Fees           $      0              $      0
Tax Fees                     $  2,500              $  7,500
All Other Fees               $      0              $      0

      (e)(1) Audit Committee Pre-Approval Policies and Procedures

            The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

            Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

                  1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

                  or

                  2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

            De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

            Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

                  - Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

            (2) One hundred percent of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f)

      Not applicable

      (g)

      2004 = $ 0
      2005 = $ 2,500

      (h)

      Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

NOT APPLICABLE, REFER TO ITEM 1 OF THIS REPORT.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

(a)(1) THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

      (a)(2) CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

      (a)(3) NOT APPLICABLE.

      (b) CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Williams Capital Management Trust

By (Signature and Title)*  /s/ Dail St. Claire
                          -----------------------------------------
                           Dail St. Claire, President

Date January 9, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Christopher J. Williams
                          -----------------------------------------
                           Christopher J. Williams, Treasurer

Date January 9, 2006

By (Signature and Title)*  /s/ Dail St. Claire
                          -----------------------------------------
                           Dail St. Claire, President

Date January 9, 2006